Basis of Presentation and General Information - Disposal of Vessels (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Vessel	Mar. 11, 2014 Vessel
Basis of Presentation and General Information [Abstract]
Number of remaining vessels for sale	4
Number of vessels sold		4
Outstanding Debt and Accrued Interest	$ 145,597
Gain from sale of vessels	$ 85,563
Gain per share (basic and diluted) from sale of vessels (in dollars per share)	$ 6.40